Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 26, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.
Post-Effective Amendment No. 128
(File Nos. 33-20827 and 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 128 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of two new portfolios of the Company: (1) the SAM Sustainable Global Active Fund and (2) the SAM Sustainable Themes Fund.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

Enclosures